S&P QM-ATR
Run Date - 5/23/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
FK5WSR5WYJ5	XXXXXX			XXXXXX	XXXXXX	XXXXXX	Not Applicable	Not Applicable	XXXXXX	XXXXXXX	XXXXXX	XXXXX	XXXX	XXXX	XX/XX/XXXX	XX	$XX,XXX	XX/XX/XXXX	XX%	XXXX	Not Applicable	XXXX	Not Applicable	$XX,XXX
M4PJI1K1GPB	XXXXXX			XXXXXX	XXXXXX	XXXXXX	Not Applicable	Not Applicable	XXXXXX	XXXXXXX	XXXXXX	XXXXX	XXXX	XXXX	XX/XX/XXXX	XX	$XX,XXX	XX/XX/XXXX	XX%	XXXX	Not Applicable	XXXX	Not Applicable	$XX,XXX
PS3LUDOYAAA	XXXXXX			XXXXXX	XXXXXX	XXXXXX	Not Applicable	Not Applicable	XXXXXX	XXXXXXX	XXXXXX	XXXXX	XXXX	XXXX	XX/XX/XXXX	XX	$XX,XXX	XX/XX/XXXX	XX%	XXXX	Not Applicable	XXXX	Not Applicable	$XX,XXX
2RWEAJFZR0B	XXXXXX			XXXXXX	XXXXXX	XXXXXX	Not Applicable	Not Applicable	XXXXXX	XXXXXXX	XXXXXX	XXXXX	XXXX	XXXX	XX/XX/XXXX	XX	$XX,XXX	XX/XX/XXXX	XX%	XXXX	Not Applicable	XXXX	Not Applicable	$XX,XXX